Convertible Redeemable Preferred Stock and Stockholders' Equity (Details 3)	1 Months Ended	3 Months Ended
	Jan. 31, 2015	Apr. 30, 2015	Nov. 07, 2014	Jan. 23, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	1,043,000	932,375
Expiration period	10 years
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
2014 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares available for grant	1,043,000
Number of shares reserved and available for grant			4,500,000	2,700,000
2014 Equity Incentive Plan | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years	10 years
2014 Equity Incentive Plan | Minimum | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years
2014 Equity Incentive Plan | Maximum | Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years